Business combinations (Tables)	6 Months Ended
Jun. 30, 2024
Gracell Biotechnologies Inc.
Disclosure of detailed information about business combination [line items]
Schedule of business combination

Fair values
$m
Intangible assets	1,038
Cash and cash equivalents	212
Net deferred tax liability	(260)
Other immaterial balances	(89)
Total net assets acquired	901
Goodwill	136
Consideration	1,037

Fusion Pharmaceuticals Inc.
Disclosure of detailed information about business combination [line items]
Schedule of business combination

Fair values
$m
Intangible assets	1,326
Cash and cash equivalents	30
Current investments	87
Net deferred tax liability	(246)
Other immaterial balances	51
Total net assets acquired	1,248
Goodwill	947
Consideration	2,195